DEFERRED TAX ASSETS AND LIABILITIES (Schedule of Unrecognised Deferred Tax Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of deferredc tax assets and liabilities [Abstract]
Capital losses	$ 8,293	$ 8,293
Net operating losses	67,012	61,264
US alternative minimum tax credits	1,674
Other temporary timing differences	3,880
US state credit carryforwards	364	345
Unrecognised deferred tax assets	$ 81,223	$ 69,902